Rights of use of assets (Details) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Total Right-of-use assets	$ 811,000,000	$ 29,828,000,000
Non-current	811,000,000	29,828,000,000
Total right of use assets including non-current	811,000,000	29,828,000,000
Telecommunications [Member]
Statement [Line Items]
Total Right-of-use assets	0	16,528,000,000
Machinery and Equipment [Member]
Statement [Line Items]
Total Right-of-use assets	4,000,000	20,000,000
Real Estate [Member]
Statement [Line Items]
Total Right-of-use assets	11,000,000	6,182,000,000
Other [Member]
Statement [Line Items]
Total Right-of-use assets	$ 796,000,000	$ 7,098,000,000